Note 5 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	June 30, 2024	March 31, 2024

Trade payables	$1,232,541	$1,101,757
Advance royalty payable	337,086	301,967
Accrued liabilities	105,034	91,484
Due to related parties (Note 8)	60,819	86,980

Trade payables	$1,735,480	$1,582,188